PROVISIONS AND CONTINGENT LIABILITIES - Narrative (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Expected reimbursements on provisions	$ 0	$ 0
Contingent assets recognized for expected reimbursements of provisions	$ 0	$ 0